Stockholders' Equity - Additional Information (Detail) $ in Millions						12 Months Ended
	Mar. 23, 2023 USD ($) shares	Mar. 14, 2023 USD ($)	Jun. 30, 2021 USD ($)	Jun. 08, 2021 USD ($)	Mar. 25, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 24, 2022 USD ($)
Disclosure of Classes of Share Capital [Line Items]
Percentage of net income allocation toward legal reserve						5.00%
Legal reserve						$ 106
Non-controlling interest and perpetual debentures						352	$ 408
Coupon payment on perpetual debentures						(2,349)	$ (2,549)
Issuance of subordinated notes						992		$ 994
Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures						$ 1,576
Mexican peso [Member]
Disclosure of Classes of Share Capital [Line Items]
Closing foreign exchange rate						16.97	19.5	20.5
Coupon Payment [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures								$ 11
Two Thousand And Nineteen Treasury Repurchase Program [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized					$ 500
Two Thousand And Twenty Treasury Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized	$ 500
Number of shares repurchased | shares					1,134,000,000
Shares authorized to guarantee the conversion of then existing convertible securities | shares					3,409,500,000
Shares Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Number of shares repurchased | shares	662,000,000
Two Thousand And Twenty Three Treasury Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized									$ 500
Non-controlling Interest [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures						$ 351	$ 408
Net income attributable to noncontroling interest						17	27	25
Subordinated Notes [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures						$ 120	$ 54	$ 30
Issuance of subordinated notes		$ 1,000		$ 1,000
Percentage of issuance on subordinated note		9.125%		5.125%
Proceeds from issuance of subordinated notes		$ 992		$ 994
Perpetual Subordinated Bonds [member]
Disclosure of Classes of Share Capital [Line Items]
Repayments of subordinated liabilities			$ 449
Cemex Holdings Philippines, Inc. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage						10.14%	22.10%
Number of shares acquired | shares						1,614,000,000
CEMEX Latam Holdings, S.A. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage						0.50%	4.70%
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage						30.17%	30.17%
CPO [Member] | Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares						$ 16	$ 8
Investment in shares held by the subsidiary | shares						(20,541,277)	(20,541,277)